Quarterly Report
February 28, 2022
MFS®  Global Opportunistic
Bond Fund
GLB-Q1

Portfolio of Investments
2/28/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 95.5%
Aerospace & Defense – 0.4%
Raytheon Technologies Corp., 2.82%, 9/01/2051		$1,412,000	$1,228,872
TransDigm, Inc., 4.625%, 1/15/2029		3,215,000	3,034,027
			$4,262,899
Airlines – 0.1%
EasyJet FinCo B.V., 1.875%, 3/03/2028	EUR	1,190,000	$1,286,347
Apparel Manufacturers – 0.1%
Tapestry, Inc., 3.05%, 3/15/2032		$1,264,000	$1,202,552
Asset-Backed & Securitized – 8.1%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.037%, 11/15/2054 (i)		$11,948,882	$842,970
AA Bond Co. Ltd., 3.25%, 7/31/2028	GBP	980,000	1,230,360
ACREC 2021-FL1 Ltd., “C”, FLR, 2.287% (LIBOR - 1mo. + 2.15%), 10/16/2036 (n)		$2,557,500	2,538,451
ACRES 2021-FL2 Issuer Ltd., “AS”, FLR, 1.869% (LIBOR - 1mo. + 1.75%), 1/15/2037 (n)		1,595,500	1,590,662
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 2.37% (LIBOR - 1mo. + 2.25%), 1/15/2037 (n)		2,479,000	2,471,925
Allegro CLO Ltd., 2016-1A, “BR2”, FLR, 1.791% (LIBOR - 3mo. + 1.55%), 1/15/2030 (n)		855,495	850,701
Arbor Multi-Family Mortgage Securities Trust, 2021-MF3, “A5”, 2.575%, 10/15/2054 (n)		4,500,000	4,352,992
Arbor Realty Trust, Inc., CLO, 2019-FL2, “AS”, FLR, 1.613% (LIBOR - 1mo. + 1.45%), 9/15/2034 (n)		450,000	448,901
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 2.191% (LIBOR - 1mo. + 2%), 12/15/2035 (n)		204,000	202,490
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 1.791% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)		418,000	411,810
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 2.141% (LIBOR - 1mo. + 1.95%), 5/15/2036 (n)		1,359,500	1,332,653
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 1.791% (LIBOR - 1mo. + 1.6%), 8/15/2034 (n)		1,205,000	1,194,647
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 2.041% (LIBOR - 1mo. + 1.85%), 8/15/2034 (n)		1,049,500	1,040,513
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 2.35% (SOFR - 30 day + 2.3%), 1/15/2037 (n)		3,751,000	3,737,967
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 3.05% (SOFR - 30 day + 3%), 1/15/2037 (n)		2,400,000	2,391,704
AREIT 2022-CRE6 Trust, “C”, FLR, 2.198% (SOFR - 30 day + 2.15%), 12/17/2024 (n)		533,500	533,500
AREIT 2022-CRE6 Trust, “D”, FLR, 2.898% (SOFR - 30 day + 2.85%), 12/17/2024 (n)		569,500	569,500
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.626%, 4/15/2053 (i)		1,441,167	134,245
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.306%, 7/15/2054 (i)		9,810,487	892,382
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.637%, 2/15/2054 (i)		15,225,007	1,720,146
Benchmark 2020-B18 Mortgage Trust, “XA”, 1.791%, 7/15/2053 (i)		12,941,836	1,306,038
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.154%, 3/15/2054 (i)		6,413,824	502,204
Benchmark 2021-B25 Mortgage Trust, “A5”, 2.577%, 4/15/2054		2,120,000	2,063,291
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.999%, 6/15/2054 (i)		19,832,969	1,227,447
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.271%, 7/15/2054 (i)		20,347,612	1,828,793
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.29%, 8/15/2054 (i)		21,106,155	1,923,474
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 2.241% (LIBOR - 1mo. + 2.05%), 12/15/2038 (n)		632,000	630,441
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 2.491% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)		572,500	569,396
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)		474,223	472,656
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)		491,278	473,318
BXMT 2021-FL4 Ltd., “AS”, FLR, 1.491% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)		1,100,000	1,086,267
BXMT 2021-FL4 Ltd., “B”, FLR, 1.741% (LIBOR - 1mo. + 1.55%), 5/15/2038 (n)		2,995,500	2,965,798
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		493,222	491,391
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		390,275	377,357
Commercial Mortgage Pass-Through Certificates, 2018-BN10, “A5”, 3.688%, 2/15/2061		2,924,308	3,054,724
Commercial Mortgage Pass-Through Certificates, 2020-BN28, “A4”, 1.844%, 3/15/2063		486,818	448,756
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.783%, 4/15/2054 (i)		7,822,360	427,228
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “A5”, 2.438%, 6/15/2063		2,917,000	2,803,110
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.978%, 6/15/2063 (i)		11,379,028	800,219
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.053%, 6/15/2064 (i)		9,529,857	711,012
Commercial Mortgage Pass-Through Certificates, 2021-BN37, “A5”, 2.618%, 11/15/2064		3,289,474	3,203,950
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 2.3% (SOFR - 30 day + 2.25%), 12/17/2026 (n)		990,500	987,707
FS Rialto 2021-FL2 Issuer Ltd., “AS”, FLR, 1.676% (LIBOR - 1mo. + 1.6%), 5/16/2038 (n)		2,483,500	2,456,231
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 1.941% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)		2,560,000	2,510,971
KREF 2018-FT1 Ltd., “AS”, FLR, 1.42% (LIBOR - 1mo. + 1.3%), 2/15/2039 (n)		2,500,000	2,443,798

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
KREF 2021-FL2 Ltd., “B”, FLR, 1.77% (LIBOR - 1mo. + 1.65%), 2/15/2039 (n)		$2,155,000	$2,136,861
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 1.941% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)		3,300,000	3,286,549
LoanCore 2021-CRE5 Ltd., “B”, FLR, 2.191% (LIBOR - 1mo. + 2%), 7/15/2036 (n)		1,395,500	1,388,210
MF1 2020-FL3 Ltd., “AS”, FLR, 3.013% (LIBOR - 1mo. + 2.85%), 7/15/2035 (z)		714,500	715,920
MF1 2020-FL4 Ltd., “AS”, FLR, 2.262% (LIBOR - 1mo. + 2.1%), 11/15/2035 (n)		647,000	647,487
MF1 2021-FL5 Ltd., “B”, FLR, 1.635% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)		2,542,500	2,511,944
MF1 2021-FL5 Ltd., “C”, FLR, 1.885% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)		645,000	639,071
MF1 2021-FL6 Ltd., “AS”, FLR, 1.576% (LIBOR - 1mo. + 1.45%), 7/16/2036 (n)		2,500,000	2,477,344
MF1 2021-FL6 Ltd., “B”, FLR, 1.775% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)		3,800,000	3,762,000
MF1 2022-FL8 Ltd., “C”, FLR, 2.248% (SOFR - 30 day + 2.2%), 2/19/2037 (n)		1,130,366	1,127,416
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.299%, 5/15/2054 (i)		5,728,091	507,219
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.237%, 6/15/2054 (i)		17,452,056	1,403,360
PFP III 2021-7 Ltd., “AS”, FLR, 1.341% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)		871,956	863,424
PFP III 2021-7 Ltd., “B”, FLR, 1.526% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)		684,966	666,925
PFP III 2021-7 Ltd., “C”, FLR, 1.775% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)		468,477	462,138
PFP III 2021-8 Ltd., “B”, FLR, 1.626% (LIBOR - 1mo. + 1.5%), 8/09/2037 (n)		812,000	803,479
Shelter Growth CRE 2021-FL3 Ltd, “C”, FLR, 2.341% (LIBOR - 1mo. + 2.15%), 9/15/2036 (n)		1,212,000	1,205,548
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 1.936% (LIBOR - 1mo. + 1.8%), 4/18/2038 (n)		1,223,000	1,206,122
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 2.237% (LIBOR - 1mo. + 2.1%), 4/18/2038 (n)		238,000	234,733
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 1.32% (LIBOR - 1mo. + 1.2%), 3/15/2038 (n)		762,000	758,288
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 1.519% (LIBOR - 1mo. + 1.4%), 3/15/2038 (n)		800,000	794,102
Wells Fargo Commercial Mortgage Trust, 2021-C59, “XA”, 1.55%, 4/15/2054 (i)		9,418,151	1,001,073
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.555%, 8/15/2054 (i)		15,861,582	1,767,781
			$94,621,090
Automotive – 1.2%
Daimler Finance North America LLC, 1.45%, 3/02/2026 (n)		$1,951,000	$1,874,591
Daimler Trucks Finance North America LLC, 2.5%, 12/14/2031 (n)		599,000	564,779
Hyundai Capital America, 2%, 6/15/2028 (n)		1,492,000	1,387,248
Hyundai Capital America, 6.375%, 4/08/2030 (n)		1,680,000	1,999,822
RAC Bond Co. PLC, 5.25%, 11/04/2027	GBP	200,000	249,365
RAC Bond Co. PLC, 5.25%, 11/04/2046 (n)		1,950,000	2,431,305
TI Automotive Finance PLC, 3.75%, 4/15/2029 (n)	EUR	2,590,000	2,708,189
TI Automotive Finance PLC, 3.75%, 4/15/2029		1,050,000	1,097,915
Toyota Finance Australia Ltd., 0.44%, 1/13/2028		415,000	451,055
Volkswagen Financial Services N.V., 2.125%, 1/18/2028	GBP	1,000,000	1,293,497
			$14,057,766
Broadcasting – 1.3%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)		$2,940,000	$2,960,521
Discovery, Inc., 4.125%, 5/15/2029		1,860,000	1,926,278
Prosus N.V., 1.539%, 8/03/2028	EUR	1,200,000	1,240,677
Prosus N.V., 2.085%, 1/19/2030		720,000	735,426
Prosus N.V., 3.061%, 7/13/2031 (n)		$1,095,000	918,055
Prosus N.V., 4.027%, 8/03/2050		1,600,000	1,260,643
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	2,410,316	2,794,016
WMG Acquisition Corp., 2.25%, 8/15/2031 (n)		1,764,000	1,740,539
WMG Acquisition Corp., 2.25%, 8/15/2031		1,460,000	1,440,582
			$15,016,737
Brokerage & Asset Managers – 0.7%
Intercontinental Exchange, Inc., 1.85%, 9/15/2032		$2,037,000	$1,815,544
Intercontinental Exchange, Inc., 3%, 9/15/2060		1,262,000	1,068,679
Low Income Investment Fund, 3.386%, 7/01/2026		310,000	318,312
Low Income Investment Fund, 3.711%, 7/01/2029		840,000	885,985
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		2,985,000	2,970,075
LPL Holdings, Inc., 4%, 3/15/2029 (n)		840,000	815,850
LSEG Netherlands B.V., 0.25%, 4/06/2028	EUR	720,000	767,321
			$8,641,766

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – 0.8%
Holcim Finance (Luxembourg) S.A., 0.5%, 4/23/2031	EUR	1,130,000	$1,095,472
Holcim Sterling Finance (Netherlands) B.V., 2.25%, 4/04/2034	GBP	1,020,000	1,223,525
Imerys S.A., 1%, 7/15/2031	EUR	900,000	907,466
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)		$2,475,000	2,406,937
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)		2,305,000	2,202,335
Vulcan Materials Co., 3.5%, 6/01/2030		1,618,000	1,672,814
			$9,508,549
Business Services – 0.7%
Equinix, Inc., REIT, 1%, 3/15/2033	EUR	1,175,000	$1,147,866
Euronet Worldwide, Inc., 1.375%, 5/22/2026		1,650,000	1,818,408
Experian PLC, 1.56%, 5/16/2031		168,000	189,044
Fiserv, Inc., 2.65%, 6/01/2030		$1,341,000	1,277,848
Fiserv, Inc., 4.4%, 7/01/2049		669,000	713,102
Switch Ltd., 3.75%, 9/15/2028 (n)		3,365,000	3,192,813
			$8,339,081
Cable TV – 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		$3,890,000	$3,746,381
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		942,000	921,172
Eutelsat S.A., 2.25%, 7/13/2027	EUR	900,000	1,027,124
Eutelsat S.A., 1.5%, 10/13/2028		800,000	877,463
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)		$4,245,000	4,340,512
Virgin Media Finance PLC, 3.75%, 7/15/2030	EUR	3,150,000	3,178,546
VTR Comunicaciones S.p.A., 5.125%, 1/15/2028		$1,900,000	1,880,297
Ziggo B.V., 3.375%, 2/28/2030	EUR	3,175,000	3,170,886
			$19,142,381
Chemicals – 0.5%
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)		$3,265,000	$2,979,312
LYB International Finance III, LLC, 4.2%, 5/01/2050		585,000	593,660
Sasol Financing (USA) LLC, 4.375%, 9/18/2026		1,450,000	1,415,925
Synthos S.A., 2.5%, 6/07/2028 (n)	EUR	1,286,000	1,276,706
			$6,265,603
Computer Software – 0.3%
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)		$2,390,000	$2,294,400
Microsoft Corp., 2.675%, 6/01/2060		1,695,000	1,494,232
			$3,788,632
Computer Software - Systems – 0.4%
Apple, Inc., 3.2%, 5/11/2027		$2,523,000	$2,639,160
Apple, Inc., 4.5%, 2/23/2036		1,585,000	1,863,229
			$4,502,389
Conglomerates – 0.7%
Carrier Global Corp., 3.577%, 4/05/2050		$1,631,000	$1,551,135
Highland Holdings S.á r.l., 0.318%, 12/15/2026	EUR	300,000	324,315
TriMas Corp., 4.125%, 4/15/2029 (n)		$4,295,000	4,042,068
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		2,127,000	2,312,229
			$8,229,747
Construction – 0.2%
Empire Communities Corp., 7%, 12/15/2025 (n)		$2,115,000	$2,093,850
Consumer Products – 0.2%
JAB Holdings B.V., 1%, 7/14/2031	EUR	1,100,000	$1,097,943
JAB Holdings B.V., 2.25%, 12/19/2039		800,000	784,839
			$1,882,782

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – 1.4%
ANGI Group LLC, 3.875%, 8/15/2028 (n)		$3,160,000	$2,804,500
Booking Holdings, Inc., 3.65%, 3/15/2025		1,076,000	1,117,879
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		4,240,000	4,016,001
Match Group, Inc., 4.625%, 6/01/2028 (n)		3,900,000	3,911,739
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)		1,754,000	1,410,245
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		3,825,000	3,598,292
			$16,858,656
Containers – 0.6%
ARD Finance S.A., 5%,(5% cash or 5.75% PIK) 6/30/2027 (p)	EUR	1,831,829	$1,956,376
Ardagh Metal Packaging, 3%, 9/01/2029 (n)		1,800,000	1,803,306
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 3%, 9/01/2029		950,000	951,745
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.125%, 11/01/2025		$2,100,000	2,042,250
DS Smith PLC, 2.875%, 7/26/2029	GBP	470,000	627,092
			$7,380,769
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 3.25%, 9/08/2024		$506,000	$515,008
CommScope Technologies LLC, 5%, 3/15/2027 (n)		1,855,000	1,654,029
Telefonaktiebolaget LM Ericsson, 1.125%, 2/08/2027	EUR	1,200,000	1,274,983
Telefonaktiebolaget LM Ericsson, 1%, 5/26/2029		1,170,000	1,154,696
			$4,598,716
Electronics – 0.7%
Broadcom, Inc., 4.15%, 11/15/2030		$618,000	$648,473
Broadcom, Inc., 3.419%, 4/15/2033 (n)		1,876,000	1,829,349
Broadcom, Inc., 3.137%, 11/15/2035 (n)		289,000	267,677
Broadcom, Inc., 3.187%, 11/15/2036 (n)		50,000	46,434
Entegris, Inc., 3.625%, 5/01/2029 (n)		2,102,000	1,970,625
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030 (n)		2,849,000	2,876,016
			$7,638,574
Emerging Market Quasi-Sovereign – 2.8%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023		$700,000	$715,757
Comision Federal de Electricidad (United Mexican States), 3.348%, 2/09/2031		600,000	532,506
Comision Federal de Electricidad (United Mexican States), 3.875%, 7/26/2033 (n)		1,344,000	1,192,478
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028		1,750,000	1,682,359
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		2,400,000	2,283,912
Emirates Development Bank PJSC, 1.639%, 6/15/2026		1,430,000	1,379,950
Emirates NBD Bank PJSC, 6.125% to 7/09/2026, FLR (Swap Rate - 6yr. + 5.702%) to 1/09/2170		2,400,000	2,526,720
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		1,500,000	1,473,150
Export-Import Bank of India, 2.25%, 1/13/2031		1,800,000	1,584,864
Gaz Capital S.A. (Russian Federation), 3.25%, 2/25/2030 (u)		1,300,000	526,126
Huarong Finance 2017 Co. Ltd. (People's Republic of China), 4.95%, 11/07/2047		870,000	732,975
Indian Railway Finance Corp., 2.8%, 2/10/2031		2,100,000	1,904,364
Industrial & Commercial Bank of China Ltd., 4.875%, 9/21/2025		1,700,000	1,825,125
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		2,202,000	2,109,824
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048		1,097,000	1,215,542
Krung Thai Bank PLC (Cayman Islands Branch), 4.4% to 3/25/2026, FLR (CMT - 5yr. + 3.53%) to 9/25/2169		1,500,000	1,440,000
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 3.75%, 6/23/2031 (n)		1,077,000	947,760
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031		1,180,000	1,128,764
Petroleos Mexicanos, 7.69%, 1/23/2050		3,440,000	3,090,135
PT Pertamina (Persero) (Republic of Indonesia), 6%, 5/03/2042 (n)		900,000	996,558
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		1,420,000	1,587,418
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 3.5%, 5/04/2027		1,000,000	1,050,660
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		1,000,000	1,160,910
			$33,087,857

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – 20.8%
Arab Republic of Egypt, 7.053%, 1/15/2032		$1,500,000	$1,222,620
Arab Republic of Egypt, 8.875%, 5/29/2050		1,900,000	1,492,602
Dominican Republic, 4.875%, 9/23/2032		1,300,000	1,183,013
Dominican Republic, 5.875%, 1/30/2060		2,900,000	2,443,279
Federative Republic of Brazil, 10%, 1/01/2025	BRL	100,690,000	18,925,000
Federative Republic of Brazil, 5.625%, 2/21/2047		$1,000,000	945,510
Hellenic Republic (Republic of Greece), 0%, 2/12/2026 (n)	EUR	7,701,000	8,163,876
Hellenic Republic (Republic of Greece), 1.75%, 6/18/2032 (n)		13,320,000	13,882,129
Kingdom of Morocco, 2%, 9/30/2030		1,900,000	1,863,665
Kingdom of Morocco, 3%, 12/15/2032		$1,300,000	1,129,375
Kingdom of Saudi Arabia, 3.25%, 11/17/2051 (n)		1,300,000	1,170,000
Oriental Republic of Uruguay, 4.375%, 1/23/2031		1,084,000	1,191,598
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	258,939,000	6,089,746
People's Republic of China, 3.03%, 3/11/2026	CNY	379,020,000	61,143,525
People's Republic of China, 3.13%, 11/21/2029		55,190,000	8,929,536
People's Republic of China, 2.68%, 5/21/2030		153,350,000	23,901,170
Republic of Benin, 6.875%, 1/19/2052	EUR	1,500,000	1,482,068
Republic of Chile, 4.7%, 9/01/2030	CLP	2,765,000,000	3,215,091
Republic of Cote d'Ivoire, 6.875%, 10/17/2040	EUR	2,800,000	2,850,980
Republic of Guatemala, 6.125%, 6/01/2050		$1,500,000	1,545,000
Republic of Hungary, 2.125%, 9/22/2031 (n)		1,195,000	1,075,806
Republic of Korea, 1.875%, 6/10/2029	KRW	38,514,110,000	30,346,201
Republic of Korea, 1.375%, 6/10/2030		22,154,400,000	16,607,146
Republic of Paraguay, 6.1%, 8/11/2044 (n)		$1,760,000	1,892,018
Republic of Paraguay, 5.6%, 3/13/2048		2,000,000	2,010,020
Republic of Romania, 1.75%, 7/13/2030 (n)	EUR	986,000	921,451
Republic of Romania, 2%, 1/28/2032		2,220,000	2,004,533
Republic of Senegal, 6.25%, 5/23/2033		$1,400,000	1,298,528
Republic of Serbia, 1.65%, 3/03/2033	EUR	2,056,000	1,777,420
Republic of Serbia, 2.05%, 9/23/2036 (n)		1,096,000	913,680
Republic of Serbia, 2.05%, 9/23/2036		800,000	666,919
Republic of South Africa, 8.25%, 3/31/2032	ZAR	285,268,000	16,674,655
Sultanate of Oman, 7%, 1/25/2051		$2,550,000	2,518,533
United Mexican States, 3.771%, 5/24/2061		1,046,000	848,243
			$242,324,936
Energy - Independent – 1.0%
CNX Resources Corp., 6%, 1/15/2029 (n)		$2,835,000	$2,895,102
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)		1,840,000	1,872,200
Diamondback Energy, Inc., 4.4%, 3/24/2051		1,104,000	1,143,928
Energean Israel Finance Ltd., 4.875%, 3/30/2026		1,500,000	1,423,500
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)		1,400,000	1,419,446
Medco Bell Pte. Ltd., 6.375%, 1/30/2027		1,000,000	973,170
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		1,500,000	1,488,015
			$11,215,361
Energy - Integrated – 0.7%
Cenovus Energy, Inc., 2.65%, 1/15/2032		$875,000	$812,844
Eni S.p.A., 4.25%, 5/09/2029 (n)		1,139,000	1,210,346
Eni S.p.A., 2.625% to 1/13/2026, FLR (EUR Swap Rate - 5yr. + 3.167%) to 1/13/2031, FLR (EUR Swap Rate - 5yr. + 3.417%) to 1/13/2046, FLR (EUR Swap Rate - 5yr. + 4.167%) to 1/13/2170	EUR	1,426,000	1,574,919
Eni S.p.A., 2.75% to 5/11/2030, FLR (EUR Swap Rate - 5yr. + 2.771%) to 5/11/2035, FLR (EUR Swap Rate - 5yr. + 3.021%) to 5/11/2050, FLR (EUR Swap Rate - 5yr. + 3.771%) to 5/11/2170		1,350,000	1,347,606
Galp Energia SGPS S.A., 2%, 1/15/2026		1,700,000	1,965,558
MOL PLC, 1.5%, 10/08/2027		870,000	940,147
			$7,851,420
Entertainment – 0.2%
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)		$2,795,000	$2,722,344

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 2.4%
Adler Group S.A., 2.25%, 1/14/2029	EUR	1,200,000	$1,103,302
Adler Group, Inc., 3.25%, 8/05/2025		800,000	777,295
Adler Group, Inc., 2.75%, 11/13/2026		500,000	470,757
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027		$1,489,000	1,513,199
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032		375,000	356,016
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/2041		299,000	277,091
Air Lease Corp., 2.875%, 1/15/2032		1,029,000	962,755
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)		1,093,000	1,118,261
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		1,336,000	1,375,773
Credit Logement S.A., 1.081% to 2/15/2029, FLR (EUR ICE Swap Rate - 5yr. + 1.1%) to 2/15/2034	EUR	1,300,000	1,349,175
CTP N.V., 0.875%, 1/20/2026		880,000	957,249
CTP N.V., 1.5%, 9/27/2031		1,140,000	1,128,036
EXOR N.V., 2.25%, 4/29/2030		860,000	1,001,249
EXOR N.V., 0.875%, 1/19/2031		1,175,000	1,189,543
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% cash or 7.25% PIK), 9/15/2024 (n)(p)		$2,895,000	2,750,250
Global Aircraft Leasing Co. Ltd., 6.5%,(6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)		1,210,000	1,082,103
Grand City Properties S.A., 1.5%, 12/09/2069	EUR	1,200,000	1,184,871
Logicor Financing S.à r.l., 1.625%, 1/17/2030		940,000	999,832
Logicor Financing S.à r.l., 0.875%, 1/14/2031		830,000	809,347
Nationstar Mortgage Holdings, Inc., 5.5%, 8/15/2028 (n)		$3,155,000	3,147,112
P3 Group S.à r.l., 0.875%, 1/26/2026	EUR	1,160,000	1,262,644
SBB Treasury Oyj, 0.75%, 12/14/2028		730,000	700,527
SBB Treasury Oyj, 1.125%, 11/26/2029		580,000	553,739
VGP N.V., 1.625%, 1/17/2027		500,000	541,943
VGP N.V., 1.5%, 4/08/2029		1,500,000	1,526,823
Vonovia SE, 1.625%, 9/01/2051		500,000	422,708
			$28,561,600
Food & Beverages – 1.0%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$1,112,000	$1,194,471
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		669,000	828,362
Bacardi Ltd., 5.15%, 5/15/2038 (n)		728,000	835,707
Central America Bottling Co., 5.25%, 4/27/2029 (n)		1,160,000	1,174,500
Constellation Brands, Inc., 4.75%, 12/01/2025		667,000	723,344
Constellation Brands, Inc., 3.15%, 8/01/2029		821,000	821,420
Constellation Brands, Inc., 2.25%, 8/01/2031		760,000	694,414
JBS Finance Luxembourg S.á r.l., 3.625%, 1/15/2032		800,000	725,880
JBS Finance Luxembourg S.à r.l., 3.625%, 1/15/2032 (n)		795,000	721,343
JDE Peet's N.V., 0.625%, 2/09/2028	EUR	520,000	551,116
JDE Peet's N.V., 0.5%, 1/16/2029		650,000	669,251
Lamb Weston Holdings, Inc., 4.125%, 1/31/2030 (n)		$3,040,000	2,941,200
			$11,881,008
Gaming & Lodging – 0.5%
GENM Capital Labuan Ltd., 3.882%, 4/19/2031 (n)		$2,096,000	$1,914,445
InterContinental Hotels Group PLC, 3.375%, 10/08/2028	GBP	890,000	1,202,412
Las Vegas Sands Corp., 3.9%, 8/08/2029		$925,000	887,229
Marriott International, Inc., 2.85%, 4/15/2031		1,632,000	1,555,530
Whitbread Group PLC, 3%, 5/31/2031	GBP	525,000	670,608
			$6,230,224
Industrial – 0.9%
Albion Financing 1 S.à r.l., 5.25%, 10/15/2026	EUR	2,370,000	$2,609,562
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/2027		$2,500,000	2,550,000
Peach Property Finance GmbH, 4.375%, 11/15/2025	EUR	3,300,000	3,681,758
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$1,894,000	1,627,720
			$10,469,040

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance – 0.6%
AIA Group Ltd., 0.88%, 9/09/2033	EUR	730,000	$758,724
Argentum Netherlands B.V., 5.125%, 6/01/2048		$670,000	706,636
Aviva PLC, 3.875% to 7/03/2024, FLR (EUR Swap Rate - 5yr. + 3.48%) to 7/03/2044	EUR	750,000	888,997
Aviva PLC, 4% to 6/03/2035, FLR (GBP Government Yield - 5yr. + 4.7%) to 6/03/2055	GBP	1,139,000	1,474,196
CNP Assurances, 1.25%, 1/27/2029	EUR	500,000	532,756
Credit Agricole Assurances S.A., 2%, 7/17/2030		700,000	738,263
La Mondiale, 4.375% to 10/24/2029, FLR (EUR Swap Rate - 5yr. + 4.411%) to 4/24/2069		1,100,000	1,221,411
Zurich Finance (Ireland) DAC, 3%, 4/19/2051		$800,000	719,200
			$7,040,183
Insurance - Health – 0.2%
UnitedHealth Group, Inc., 4.625%, 7/15/2035		$1,031,000	$1,187,998
UnitedHealth Group, Inc., 3.5%, 8/15/2039		670,000	684,621
			$1,872,619
Insurance - Property & Casualty – 0.4%
American International Group, Inc., 3.4%, 6/30/2030		$1,897,000	$1,950,407
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031		204,000	193,475
Berkshire Hathaway, Inc., 0.5%, 1/15/2041	EUR	995,000	853,133
QBE Insurance Group Ltd., 2.5% to 9/13/2028, FLR (GBP Government Yield - 5yr. + 2.061%) to 9/13/2038	GBP	685,000	831,159
Willis North America, Inc., 3.875%, 9/15/2049		$1,295,000	1,267,524
			$5,095,698
International Market Quasi-Sovereign – 0.7%
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 0.625%, 12/08/2050	EUR	460,000	$394,490
Electricite de France S.A., 2.625% to 6/01/2028, FLR (EUR Swap Rate - 5yr. + 2.86%) to 6/01/2033, FLR (EUR Swap Rate - 5yr. + 3.11%) to 6/01/2048, FLR (EUR Swap Rate - 5yr. + 3.86%) to 12/29/2049		600,000	583,554
Electricite de France S.A., 2.875% to 3/15/2027, FLR (EUR Swap Rate - 5yr. + 3.373%) to 3/15/2031, FLR (EUR Swap Rate - 5yr. + 3.623%) to 3/15/2047, FLR (EUR Swap Rate - 5yr. + 4.373%) to 3/15/2070		1,400,000	1,426,614
Electricite de France S.A., 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.046%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 3.796%) to 12/31/2165	GBP	1,000,000	1,308,298
ESB Finance DAC, 1%, 7/19/2034	EUR	970,000	1,032,251
Islandsbanki (Republic of Iceland), 0.75%, 3/25/2025		830,000	917,085
Landsbankinn Bank (Republic of Iceland), 0.375%, 5/23/2025		1,440,000	1,569,272
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$878,000	835,612
RTE Reseau de Transport d'Electricite, 0.75%, 1/12/2034	EUR	300,000	314,562
			$8,381,738
International Market Sovereign – 17.1%
Commonwealth of Australia, 1.25%, 5/21/2032	AUD	9,196,000	$6,132,268
Commonwealth of Australia, 3.25%, 6/21/2039		22,088,000	17,792,910
Commonwealth of Australia, 1.75%, 6/21/2051		11,346,000	6,761,342
Government of Bermuda, 2.375%, 8/20/2030 (n)		$508,000	480,060
Government of Canada, 4%, 6/01/2041	CAD	7,824,000	7,952,641
Government of Japan, 0.4%, 3/20/2036	JPY	484,000,000	4,209,472
Government of Japan, 2.3%, 3/20/2040		4,884,350,000	54,892,166
Government of Japan, 0.6%, 9/20/2050		550,000	4,463
Government of New Zealand, 1.5%, 5/15/2031	NZD	2,239,000	1,361,811
Government of New Zealand , 0.25%, 5/15/2028		16,378,000	9,538,165
Kingdom of Belgium, 0.4%, 6/22/2040 (n)	EUR	12,802,000	12,886,521
Kingdom of Spain, 1.25%, 10/31/2030 (n)		8,263,000	9,522,823
Republic of Cyprus, 0%, 2/09/2026		3,087,000	3,314,803
Republic of Cyprus, 0.625%, 1/21/2030		4,623,000	4,801,108
Republic of Cyprus, 0.95%, 1/20/2032		5,594,000	5,800,560
Republic of Italy, 0.5%, 7/15/2028		16,744,000	17,961,061
Republic of Italy, 0.6%, 8/01/2031 (n)		15,052,000	15,316,973
Republic of Italy, 1.65%, 3/01/2032		14,226,000	15,916,927
United Kingdom Treasury, 1.75%, 9/07/2037	GBP	2,398,000	3,266,844

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
United Kingdom Treasury, 1.75%, 1/22/2049	GBP	736,000	$1,016,426
			$198,929,344
Leisure & Toys – 0.1%
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	1,100,000	$1,154,562
Local Authorities – 1.4%
City of Oslo, 2.17%, 5/18/2029	NOK	26,000,000	$2,836,471
Government of Ontario, 1.9%, 12/02/2051	CAD	19,150,000	11,776,910
Province of Alberta, 4.5%, 12/01/2040		760,000	720,468
Province of British Columbia, 2.95%, 6/18/2050		765,000	596,760
			$15,930,609
Machinery & Tools – 0.1%
Sarens Finance Co. N.V., 5.75%, 2/21/2027	EUR	1,611,000	$1,640,740
Major Banks – 3.2%
Australia and New Zealand Banking Group Ltd., 2.57%, 11/25/2035 (n)		$1,133,000	$1,031,506
Bank of America Corp., 3.5%, 4/19/2026		4,425,000	4,583,398
Bank of America Corp., 0.694%, 3/22/2031	EUR	1,180,000	1,220,284
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		$1,746,000	1,679,227
Barclays PLC, 0.877% to 1/28/2027, FLR (EURIBOR - 12mo. + 0.85%) to 1/28/2028	EUR	165,000	178,229
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$1,696,000	1,582,535
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032		1,958,000	1,815,000
Goldman Sachs Group, Inc., 3.436% to 2/24/2042, FLR (SOFR - 1 day + 1.632%) to 2/24/2043		955,000	919,294
HSBC Holdings PLC, 4.375%, 11/23/2026		2,272,000	2,396,604
JPMorgan Chase & Co., 1.47%, 9/22/2027		4,598,000	4,339,559
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032		458,000	430,913
Morgan Stanley, 3.125%, 7/27/2026		1,950,000	1,987,742
Morgan Stanley, 1.593% to 5/04/2026, FLR (SOFR - 1 day + 0.879%) to 5/04/2027		1,525,000	1,450,325
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		3,475,000	3,592,455
Standard Chartered PLC, 0.8% to 11/17/2028, FLR (EUR Swap Rate - 1yr. + 0.85%) to 11/17/2029	EUR	640,000	672,388
Svenska Handelsbanken AB, 1.375%, 2/23/2029		420,000	470,401
UBS Group AG, 2.746%, 2/11/2033 (n)		$1,703,000	1,623,689
Unicaja Banco S.A., 1%, 12/01/2026	EUR	1,000,000	1,078,093
UniCredit S.p.A., 0.925% to 1/28/2027, FLR (EURIBOR - 3mo. + 0.85%) to 1/18/2028		1,500,000	1,617,237
Wells Fargo & Co., 2.572% to 2/11/2030, FLR (LIBOR - 3mo. +1%) to 2/11/2031		$1,828,000	1,752,946
Wells Fargo & Co., 2.125%, 9/24/2031	GBP	1,110,000	1,370,929
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		$1,212,000	1,227,482
			$37,020,236
Medical & Health Technology & Services – 1.4%
Alcon, Inc., 2.6%, 5/27/2030 (n)		$2,129,000	$2,032,088
Alcon, Inc., 3.8%, 9/23/2049 (n)		971,000	947,806
Becton Dickinson Euro Finance S.à r.l., 1.336%, 8/13/2041	EUR	490,000	458,494
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)		$4,100,000	3,940,920
DaVita, Inc., 3.75%, 2/15/2031 (n)		3,455,000	3,157,006
HCA, Inc., 5.125%, 6/15/2039		896,000	998,543
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		1,500,000	1,310,159
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		675,000	933,489
Thermo Fisher Scientific Finance I B.V., 1.125%, 10/18/2033	EUR	650,000	685,550
Thermo Fisher Scientific Finance I B.V., 2%, 10/18/2051		340,000	343,053
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028		$1,011,000	957,398
			$15,764,506
Medical Equipment – 0.1%
DH Europe Finance II S.à r.l., 0.75%, 9/18/2031	EUR	620,000	$644,990

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 0.9%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$451,000	$509,327
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		1,590,000	1,631,737
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		3,015,000	2,659,833
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)		1,200,000	1,275,264
Glencore Funding LLC, 2.85%, 4/27/2031 (n)		788,000	740,087
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)		3,630,000	3,427,700
			$10,243,948
Midstream – 1.2%
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		$3,205,000	$3,092,825
Enbridge, Inc., 5.375%, 9/27/2077	CAD	1,400,000	1,113,064
Enterprise Products Partners LP, 3.125%, 7/31/2029		$1,109,000	1,120,667
EQM Midstream Partners LP, 5.5%, 7/15/2028		4,220,000	4,143,027
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027		978,650	951,274
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029		1,820,000	1,796,231
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		792,000	832,880
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030		1,093,000	1,179,116
			$14,229,084
Mortgage-Backed – 1.6%
Fannie Mae, 2.77%, 3/01/2022		$317,403	$317,245
Fannie Mae, 5%, 8/01/2040		358,603	393,003
Fannie Mae, 4%, 9/01/2040 - 11/01/2044		233,921	250,293
Fannie Mae, 4.5%, 2/01/2041 - 4/01/2044		1,690,270	1,830,886
Fannie Mae, 3.5%, 9/01/2045 - 12/01/2047		794,097	833,360
Fannie Mae, UMBS, 3.5%, 5/01/2049		184,864	194,171
Fannie Mae, UMBS, 2.5%, 3/01/2050 - 12/01/2051		684,615	680,815
Fannie Mae, UMBS, 3%, 12/01/2051		174,046	176,736
Freddie Mac, 0.206%, 9/25/2026 (i)		62,189,000	629,906
Freddie Mac, 1.367%, 3/25/2027 (i)		1,517,000	95,409
Freddie Mac, 0.291%, 2/25/2028 (i)		46,151,000	859,064
Freddie Mac, 0.106%, 4/25/2028 (i)		46,683,000	413,836
Freddie Mac, 0.11%, 5/25/2028 (i)		47,225,000	448,028
Freddie Mac, 1.798%, 4/25/2030 (i)		2,395,024	312,947
Freddie Mac, 1.868%, 4/25/2030 (i)		2,589,254	349,625
Freddie Mac, 1.662%, 5/25/2030 (i)		3,408,930	415,519
Freddie Mac, 1.796%, 5/25/2030 (i)		7,523,890	989,024
Freddie Mac, 1.341%, 6/25/2030 (i)		3,170,959	316,564
Freddie Mac, 1.599%, 8/25/2030 (i)		2,931,170	352,846
Freddie Mac, 1.17%, 9/25/2030 (i)		1,901,519	169,984
Freddie Mac, 1.081%, 11/25/2030 (i)		3,948,102	333,702
Freddie Mac, 0.33%, 1/25/2031 (i)		15,748,198	394,040
Freddie Mac, 0.528%, 3/25/2031 (i)		20,577,268	839,225
Freddie Mac, 0.938%, 7/25/2031 (i)		5,068,698	402,705
Freddie Mac, 0.536%, 9/25/2031 (i)		21,590,988	1,019,308
Freddie Mac, 0.567%, 12/25/2031 (i)		5,486,706	267,041
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		756,457	821,601
Freddie Mac, 5%, 7/01/2041		369,626	409,207
Freddie Mac, 4%, 4/01/2044		40,742	43,692
Freddie Mac, UMBS, 3%, 6/01/2050		117,740	119,738
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 12/01/2051		369,520	365,678
Ginnie Mae, 2.5%, 8/20/2051		240,918	241,091
UMBS, TBA, 2.5%, 11/25/2051		525,000	517,966
UMBS, TBA, 2%, 3/14/2052 - 4/25/2052		1,000,000	958,234
UMBS, TBA, 3.5%, 3/14/2052		175,000	180,223
UMBS, TBA, 3%, 3/25/2052		1,375,000	1,388,750
			$18,331,462

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Municipals – 0.5%
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “A”, 2.641%, 7/01/2037		$1,060,000	$1,046,518
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040		1,040,000	1,074,252
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NPFG, 7.425%, 2/15/2029		890,000	1,087,203
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028		742,000	811,633
State of Florida, “A”, 2.154%, 7/01/2030		1,556,000	1,510,242
			$5,529,848
Natural Gas - Distribution – 0.2%
National Grid PLC, 1.125%, 1/14/2033	GBP	1,218,000	$1,338,938
NiSource, Inc., 2.95%, 9/01/2029		$1,406,000	1,386,252
			$2,725,190
Natural Gas - Pipeline – 0.2%
APT Pipelines Ltd., 0.75%, 3/15/2029	EUR	1,130,000	$1,166,919
APT Pipelines Ltd., 2.5%, 3/15/2036	GBP	910,000	1,070,098
			$2,237,017
Network & Telecom – 0.4%
AT&T, Inc., 3.5%, 9/15/2053		$335,000	$306,323
Verizon Communications, Inc., 2.1%, 3/22/2028		2,036,000	1,966,423
Verizon Communications, Inc., 2.355%, 3/15/2032 (n)		2,105,000	1,965,526
Verizon Communications, Inc., 4%, 3/22/2050		954,000	979,009
			$5,217,281
Oil Services – 0.2%
Halliburton Co., 5%, 11/15/2045		$767,000	$852,875
MV24 Capital B.V., 6.748%, 6/01/2034		1,535,219	1,502,212
			$2,355,087
Oils – 0.6%
Neste Oyj, 1.5%, 6/07/2024	EUR	1,300,000	$1,484,550
Neste Oyj, 0.75%, 3/25/2028		1,400,000	1,502,392
Parkland Corp., 4.625%, 5/01/2030 (n)		$3,140,000	2,971,225
Valero Energy Corp., 2.8%, 12/01/2031		1,374,000	1,298,165
			$7,256,332
Other Banks & Diversified Financials – 1.5%
Banco Industrial S.A., 4.875%, 1/29/2031		$700,000	$681,100
Bank Hapoalim B.M., 3.255% to 1/21/2027, FLR (CMT - 5yr. + 2.155%) to 1/21/2032 (n)		1,065,000	1,019,737
Banque Federative du Credit Mutuel S.A., 1.125%, 11/19/2031	EUR	800,000	792,582
Belfius Bank S.A., 1.25% to 4/6/2029, FLR (EUR Swap Rate - 5yr. + 1.3%) to 4/06/2034		900,000	911,674
Commercial Bank PSQC, 4.5% to 9/03/2026, FLR (CMT - 5yr. + 3.874%) to 9/03/2169		$2,500,000	2,485,000
Deutsche Bank AG, 1.875% to 2/23/2027, FLR (EURIBOR - 3mo. + 1.38%) to 2/23/2028	EUR	200,000	223,383
Deutsche Bank AG, 1.875% to 12/22/2027, FLR (SONIA + 1.634%) to 12/22/2028	GBP	400,000	501,453
Deutsche Bank AG, 1.375% to 2/17/2031, FLR (EURIBOR - 3mo. + 1.5%) to 2/17/2032	EUR	700,000	715,570
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$1,100,000	1,142,091
Groupe BPCE S.A., 0.75%, 3/03/2031	EUR	900,000	919,412
Groupe des Assurances du Credit Mutuel, 1.85%, 4/21/2042		800,000	820,055
Intesa Sanpaolo S.p.A., 2.625%, 3/11/2036	GBP	1,330,000	1,556,243
UBS AG, 5.125%, 5/15/2024		$379,000	393,453
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)		1,200,000	1,159,800
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024		1,930,000	1,889,895
Virgin Money UK PLC, 5.125% to 12/11/2025, FLR (GBP Government Yield - 5yr. + 5.25%) to 12/11/2030	GBP	1,570,000	2,202,895
			$17,414,343
Pollution Control – 0.3%
GFL Environmental, Inc., 4%, 8/01/2028 (n)		$3,370,000	$3,130,494

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Printing & Publishing – 0.1%
Informa PLC, 3.125%, 7/05/2026	GBP	473,000	$644,904
Railroad & Shipping – 0.2%
Canadian Pacific Railway Co., 2.45%, 12/02/2031		$906,000	$869,517
Wabtec Transportation Netherlands B.V., 1.25%, 12/03/2027	EUR	1,349,000	1,458,114
			$2,327,631
Real Estate - Office – 0.2%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		$841,000	$826,983
Corporate Office Property LP, REIT, 2%, 1/15/2029		382,000	353,647
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		946,000	888,963
			$2,069,593
Real Estate - Other – 0.3%
EPR Properties, REIT, 3.6%, 11/15/2031		$694,000	$655,136
Lexington Realty Trust Co., 2.7%, 9/15/2030		880,000	838,866
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031		1,717,000	1,609,772
			$3,103,774
Real Estate - Retail – 0.4%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030		$1,329,000	$1,378,763
Hammerson Ireland Finance Designated Activity Co., 1.75%, 6/03/2027	EUR	776,000	820,758
Regency Centers Corp., 3.7%, 6/15/2030		$679,000	708,122
STORE Capital Corp., REIT, 2.75%, 11/18/2030		1,370,000	1,293,173
			$4,200,816
Restaurants – 0.1%
Starbucks Corp., 3%, 2/14/2032		$1,368,000	$1,360,164
Retailers – 0.3%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)		$2,650,000	$2,583,750
Nordstrom, Inc., 4.25%, 8/01/2031		597,000	534,530
			$3,118,280
Specialty Chemicals – 0.1%
CTEC II GmbH, 5.25%, 2/15/2030 (n)	EUR	1,669,000	$1,749,727
Specialty Stores – 0.3%
DICK'S Sporting Goods, 3.15%, 1/15/2032		$1,054,000	$1,013,050
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		2,870,000	2,511,250
			$3,524,300
Supermarkets – 0.3%
Auchan Holding S.A., 3.25%, 7/23/2027	EUR	800,000	$943,241
Iceland Bondco PLC, 4.625%, 3/15/2025	GBP	1,795,000	2,173,892
			$3,117,133
Supranational – 2.6%
European Financial Stability Facility, 1.45%, 9/05/2040	EUR	2,819,000	$3,404,565
European Union, 0%, 7/04/2035		12,435,000	12,455,889
European Union, 0.75%, 1/04/2047		11,212,000	11,978,158
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	590,000	460,289
West African Development Bank, 4.7%, 10/22/2031		$1,576,000	1,613,824
			$29,912,725
Telecommunications - Wireless – 0.7%
American Tower Corp., REIT, 2.75%, 1/15/2027		$1,954,000	$1,949,664
American Tower Corp., REIT, 2.95%, 1/15/2051		459,000	376,428
Cellnex Finance Co. S.A., 2%, 2/15/2033	EUR	3,900,000	3,674,789

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Crown Castle International Corp., 3.7%, 6/15/2026		$491,000	$506,880
Millicom International Cellular S.A., 5.125%, 1/15/2028		720,000	694,800
Rogers Communications, Inc., 3.7%, 11/15/2049		532,000	475,604
T-Mobile USA, Inc., 3.5%, 4/15/2025		991,000	1,018,768
			$8,696,933
Telephone Services – 0.1%
TELUS Corp., 2.85%, 11/13/2031	CAD	1,475,000	$1,080,049
Tobacco – 0.1%
B.A.T. International Finance PLC, 2.25%, 6/26/2028	GBP	1,011,000	$1,242,016
Transportation - Services – 0.5%
Abertis Infraestructuras S.A., 1.875%, 3/26/2032	EUR	900,000	$958,917
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$519,000	729,477
Holding d'Infrastructures de Transport, 1.475%, 1/18/2031	EUR	1,100,000	1,153,433
Q-Park Holding I B.V., 2%, 3/01/2027		3,400,000	3,350,853
			$6,192,680
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 2.22%, 3/01/2033		$277,268	$274,792
U.S. Treasury Obligations – 3.3%
U.S. Treasury Bonds, 1.125%, 8/15/2040 (f)		$27,741,000	$22,983,852
U.S. Treasury Bonds, 2.25%, 8/15/2049		590,000	594,909
U.S. Treasury Bonds, 2.375%, 11/15/2049 (f)		14,737,000	15,280,427
			$38,859,188
Utilities - Electric Power – 2.3%
Adani Transmission Ltd., 4.25%, 5/21/2036		$1,176,500	$1,119,122
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		196,000	188,168
Bruce Power LP, 2.68%, 12/21/2028	CAD	1,650,000	1,270,936
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		$3,555,000	3,307,377
ContourGlobal Power Holdings S.A., 2.75%, 1/01/2026	EUR	2,300,000	2,375,144
ContourGlobal Power Holdings S.A., 3.125%, 1/01/2028		679,000	685,615
Duke Energy Corp., 2.55%, 6/15/2031		$1,238,000	1,159,228
Enel Finance International N.V., 0.25%, 11/17/2025	EUR	1,040,000	1,140,912
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		$505,000	520,677
Enel S.p.A., 2.25% to 3/10/2027, FLR (EUR Swap Rate - 5yr. + 2.679%) to 3/10/2032, FLR (EUR Swap Rate - 5yr. + 2.929%) to 3/10/2047, FLR (EUR Swap Rate - 5yr. + 3.679%) to 3/10/2070	EUR	1,530,000	1,649,036
Enel S.p.A., 1.875%, 3/08/2170		1,195,000	1,142,501
Energuate Trust, 5.875%, 5/03/2027		$1,500,000	1,488,075
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)		1,020,000	1,050,610
ENGIE Energía Chile S.A., 4.5%, 1/29/2025		858,000	883,749
Evergy, Inc., 2.9%, 9/15/2029		1,575,000	1,561,953
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)		1,120,000	1,159,200
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		626,000	602,417
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029		1,700,000	1,470,500
Southern California Edison Co., 3.65%, 2/01/2050		1,010,000	954,867
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		838,700	890,070
Virginia Electric & Power Co., 3.5%, 3/15/2027		591,000	621,099
WEC Energy Group, Inc., 1.8%, 10/15/2030		1,145,000	1,042,447
			$26,283,703
Total Bonds			$1,113,566,395

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 3.0%
Money Market Funds – 3.0%
MFS Institutional Money Market Portfolio, 0.06% (v)	34,779,365	$34,779,365
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Currency Options – 0.0%
Currency - JPY Call / AUD Put – April 2022 @ JPY 79	Call	Goldman Sachs International	$ (19,151,961)	JPY 2,024,281,000	$87,894
Currency - JPY Call / AUD Put – April 2022 @ JPY 79	Call	Goldman Sachs International	(19,346,836)	2,043,641,000	92,822
					$180,716
Market Index Securities – 0.1%
iTraxx Europe Crossover Series 36 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – March 2022 @ EUR 400	Put	Merrill Lynch International	$ 42,020,459	EUR 34,850,000	$123,268
iTraxx Europe Crossover Series 36 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – April 2022 @ EUR 325	Put	Merrill Lynch International	13,263,273	11,000,000	260,688
iTraxx Europe Crossover Series 36 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – April 2022 @ EUR 325	Put	Goldman Sachs International	19,038,825	15,790,000	374,205
					$758,161
Total Purchased Options					$938,877

Written Options (see table below) – (0.0)%	$(237,790)

Other Assets, Less Liabilities – 1.4%	16,694,110
Net Assets – 100.0%	$1,165,740,957
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $34,779,365 and $1,114,505,272, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $291,549,630, representing 25.0% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
MF1 2020-FL3 Ltd., “AS”, FLR, 3.013% (LIBOR - 1mo. + 2.85%), 7/15/2035	6/12/20	$714,500	$715,920
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury

Portfolio of Investments (unaudited) – continued
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 2/28/22
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
iTraxx Europe Crossover Series 36 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent	Put	Merrill Lynch International	EUR (11,000,000)	$(13,263,273)	EUR 425.00	April – 2022	$(97,637)
iTraxx Europe Crossover Series 36 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent	Put	Goldman Sachs International	(15,790,000)	(19,038,825)	425.00	April – 2022	(140,153)
							$(237,790)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	28,191	USD	20,254	HSBC Bank	4/08/2022	$234
AUD	19,993,644	USD	14,376,697	JPMorgan Chase Bank N.A.	3/16/2022	147,667
BRL	8,016,000	USD	1,538,521	Citibank N.A.	3/03/2022	17,083
BRL	22,137,000	USD	4,117,153	Goldman Sachs International	3/03/2022	178,805
CLP	4,624,293,000	USD	5,631,895	Goldman Sachs International	4/26/2022	110,505
CNH	69,203,000	USD	10,839,729	JPMorgan Chase Bank N.A.	3/16/2022	104,855
EUR	495,189	USD	552,945	UBS AG	4/08/2022	3,170
GBP	487,123	USD	651,741	HSBC Bank	4/08/2022	1,917
JPY	232,270,587	USD	2,019,985	UBS AG	4/08/2022	2,173
MXN	224,757,462	USD	10,517,989	Goldman Sachs International	3/16/2022	428,812
NOK	93,823,538	USD	10,554,364	Goldman Sachs International	3/16/2022	87,400
USD	6,142,134	AUD	8,450,664	Citibank N.A.	4/08/2022	625
USD	13,438,791	BRL	68,485,422	JPMorgan Chase Bank N.A.	5/03/2022	368,430
USD	50,738,032	CAD	63,930,698	JPMorgan Chase Bank N.A.	3/16/2022	296,545
USD	1,346,853	EUR	1,193,640	Citibank N.A.	4/08/2022	6,352
USD	2,155,860	EUR	1,893,864	Deutsche Bank AG	4/08/2022	28,981
USD	122,854,116	EUR	108,074,561	Goldman Sachs International	3/16/2022	1,603,005
USD	38,871,583	EUR	34,099,769	HSBC Bank	4/08/2022	576,299
USD	255,776,796	EUR	225,721,271	JPMorgan Chase Bank N.A.	3/16/2022	2,535,380
USD	4,373,510	EUR	3,885,832	JPMorgan Chase Bank N.A.	4/08/2022	9,578
USD	800,938	EUR	698,964	Merrill Lynch International	4/08/2022	15,976
USD	2,124,701	EUR	1,867,422	Morgan Stanley Capital Services, Inc.	4/08/2022	27,518
USD	993,684	EUR	876,658	NatWest Markets PLC	4/08/2022	9,164
USD	253,335	EUR	225,156	State Street Bank Corp.	4/08/2022	476
USD	18,218,538	EUR	15,999,066	UBS AG	4/08/2022	251,007
USD	249,311	GBP	185,720	Deutsche Bank AG	4/08/2022	98
USD	949,299	GBP	696,374	HSBC Bank	4/08/2022	14,852
USD	12,194,294	GBP	8,921,516	JPMorgan Chase Bank N.A.	3/16/2022	224,544
USD	11,554,911	GBP	8,514,000	JPMorgan Chase Bank N.A.	4/08/2022	130,191
USD	1,511,383	GBP	1,107,057	Merrill Lynch International	4/08/2022	25,852
USD	407,276	GBP	298,755	Morgan Stanley Capital Services, Inc.	4/08/2022	6,384
USD	5,058,015	HUF	1,610,725,000	JPMorgan Chase Bank N.A.	3/16/2022	209,474
USD	38,965,783	JPY	4,425,215,428	JPMorgan Chase Bank N.A.	3/16/2022	461,913
USD	245,846	JPY	28,005,927	UBS AG	4/08/2022	2,025
USD	15,475,559	KRW	18,576,242,130	Barclays Bank PLC	4/11/2022	35,451
USD	7,346,879	KRW	8,780,769,525	Citibank N.A.	4/04/2022	48,453
USD	8,795,435	KRW	10,516,262,000	Goldman Sachs International	4/04/2022	54,497
USD	7,545,847	KRW	9,055,996,950	JPMorgan Chase Bank N.A.	4/11/2022	18,728
USD	35,157,574	NZD	51,947,000	Goldman Sachs International	3/16/2022	16,765
USD	5,447,587	PLN	21,734,000	JPMorgan Chase Bank N.A.	3/16/2022	275,926
USD	16,318,775	SEK	147,769,506	JPMorgan Chase Bank N.A.	3/16/2022	712,288
USD	22,876,113	SEK	212,325,000	JPMorgan Chase Bank N.A.	4/08/2022	436,467
USD	2,913,356	TWD	79,724,000	Barclays Bank PLC	4/20/2022	68,946
USD	9,020,775	TWD	247,070,000	JPMorgan Chase Bank N.A.	4/20/2022	205,755
USD	12,335,669	TWD	341,476,000	JPMorgan Chase Bank N.A.	5/17/2022	147,729
						$9,908,295
Liability Derivatives
BRL	68,485,422	USD	13,662,927	JPMorgan Chase Bank N.A.	3/03/2022	$(372,487)
CAD	17,246,523	USD	13,740,784	Goldman Sachs International	4/08/2022	(132,054)
CAD	30,500,000	USD	24,270,624	JPMorgan Chase Bank N.A.	3/16/2022	(206,044)
EUR	5,339,243	USD	6,122,746	Brown Brothers Harriman	4/08/2022	(126,581)
EUR	1,348,706	USD	1,530,099	Citibank N.A.	4/08/2022	(15,453)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
EUR	6,796,132	USD	7,662,708	Deutsche Bank AG	4/08/2022	$(30,403)
EUR	29,280,153	USD	33,444,377	Goldman Sachs International	3/16/2022	(594,360)
EUR	10,213,000	USD	11,588,022	Goldman Sachs International	4/08/2022	(118,451)
EUR	35,158,946	USD	40,055,209	HSBC Bank	4/08/2022	(570,432)
EUR	5,554,099	USD	6,260,130	JPMorgan Chase Bank N.A.	4/08/2022	(22,675)
EUR	10,267,000	USD	11,558,946	Merrill Lynch International	4/08/2022	(28,731)
EUR	29,722,374	USD	34,057,527	UBS AG	4/08/2022	(678,218)
GBP	870,000	USD	1,178,942	Citibank N.A.	4/08/2022	(11,511)
GBP	742,372	USD	1,007,836	Merrill Lynch International	4/08/2022	(11,666)
GBP	1,100,000	USD	1,503,058	UBS AG	4/08/2022	(26,996)
HUF	1,610,725,000	USD	4,934,819	JPMorgan Chase Bank N.A.	3/16/2022	(86,278)
NOK	110,000,000	USD	12,624,651	Deutsche Bank AG	4/08/2022	(150,776)
NZD	68,892	USD	46,690	JPMorgan Chase Bank N.A.	3/16/2022	(87)
PLN	21,734,000	USD	5,284,863	Goldman Sachs International	3/16/2022	(113,202)
SEK	108,393,000	USD	11,913,701	Deutsche Bank AG	4/08/2022	(458,146)
SEK	253,931,000	USD	28,255,180	JPMorgan Chase Bank N.A.	3/16/2022	(1,436,584)
TOF	386,111,000	USD	11,810,204	JPMorgan Chase Bank N.A.	3/17/2022	(8,805)
TOF	387,697,000	USD	11,976,307	JPMorgan Chase Bank N.A.	4/18/2022	(125,786)
ZAR	59,817,353	USD	3,915,389	JPMorgan Chase Bank N.A.	4/08/2022	(44,566)
USD	4,162,577	AUD	5,830,869	HSBC Bank	4/08/2022	(74,998)
USD	17,249,757	BRL	98,638,422	BNP Paribas S.A.	3/03/2022	(1,892,244)
USD	623,202	CAD	790,768	Goldman Sachs International	3/16/2022	(716)
USD	81,604,399	CNH	523,835,000	JPMorgan Chase Bank N.A.	3/16/2022	(1,241,092)
USD	11,716,508	CNH	74,881,000	JPMorgan Chase Bank N.A.	4/08/2022	(103,687)
USD	1,591,479	GBP	1,204,022	Goldman Sachs International	3/16/2022	(23,923)
USD	40,360,222	GBP	30,535,207	JPMorgan Chase Bank N.A.	3/16/2022	(608,017)
USD	396,743	JPY	45,916,952	Deutsche Bank AG	4/08/2022	(3,012)
USD	20,514,122	JPY	2,362,921,155	JPMorgan Chase Bank N.A.	3/16/2022	(45,693)
USD	286,368	JPY	32,902,620	JPMorgan Chase Bank N.A.	4/08/2022	(84)
USD	3,485,907	JPY	400,915,206	Merrill Lynch International	4/08/2022	(4,478)
USD	8,461,800	KRW	10,183,776,300	Goldman Sachs International	4/04/2022	(2,782)
USD	2,027,059	NOK	18,249,000	JPMorgan Chase Bank N.A.	3/16/2022	(42,801)
USD	1,353,753	NZD	2,024,845	Deutsche Bank AG	4/08/2022	(15,609)
USD	6,699,374	NZD	10,086,159	HSBC Bank	4/08/2022	(121,693)
USD	2,701,707	NZD	4,072,627	UBS AG	4/08/2022	(52,529)
USD	20,108,301	ZAR	323,767,131	JPMorgan Chase Bank N.A.	3/16/2022	(909,012)
						$(10,512,662)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Long	EUR	194	$28,682,517	March – 2022	$34,921
Euro-Bund 10 yr	Short	EUR	371	69,485,926	March – 2022	2,833,780
Euro-Buxl 30 yr	Long	EUR	24	5,322,260	March – 2022	109,128
U.S. Treasury Bond	Long	USD	88	13,788,500	June – 2022	233,514
U.S. Treasury Ultra Bond	Long	USD	206	38,303,125	June – 2022	432,370
						$3,643,713

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
Canadian Treasury Bond 10yr	Short	CAD	273	$29,436,615	June – 2022	$(95,641)
Canadian Treasury Bond 5 yr	Short	CAD	616	58,878,422	June – 2022	(264,406)
Long Gilt 10 yr	Short	GBP	162	26,748,115	June – 2022	(71,304)
U.S. Treasury Note 10 yr	Short	USD	119	15,165,063	June – 2022	(145,466)
U.S. Treasury Note 2 yr	Short	USD	667	143,556,117	June – 2022	(486,985)
U.S. Treasury Note 5 yr	Short	USD	784	92,732,500	June – 2022	(676,529)
U.S. Treasury Ultra Note 10 yr	Short	USD	188	26,569,687	June – 2022	(313,400)
						$(2,053,731)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
12/20/26	EUR	985,000	Goldman Sachs International	5.00%/Quarterly	(1)	$(9,748)	$206,649	$196,901
Liability Derivatives
Credit Default Swaps
12/20/26	EUR	1,190,000	Merrill Lynch International	1.00%/Quarterly	(2)	$(3,329)	$(30,114)	$(33,443)
12/20/31	EUR	1,160,000	Barclays Bank PLC	1.00%/Quarterly	(3)	(29,377)	12,417	(16,960)
						$(32,706)	$(17,697)	$(50,403)
1) Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore Funding LLC, 1.875%, 9/13/23, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
(2) Fund, as protection seller, to pay notional amount upon a defined credit event by Unibail-Rodamco-Westfield SE, 1.375%, 3/09/26, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
(3) Fund, as protection seller, to pay notional amount upon a defined credit event by Daimler Finance North America LLC, 1.4%, 1/12/24, a A- rated bond. The fund entered into the contract to gain issuer exposure
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, than the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default swap index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.
At February 28, 2022, the fund had cash collateral of $3,090,000 and other liquid securities with an aggregate value of $4,151,409 to cover any collateral or margin obligations for securities sold short and certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Concentration
The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market, as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At February 28, 2022, the fund did not have more than 25% of its assets invested in any one industry.
(2) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service.
Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, swap agreements, and written options. The following is a summary of the levels used as of February 28, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$39,133,980	$—	$39,133,980
Non - U.S. Sovereign Debt	—	512,110,474	526,126	512,636,600
Municipal Bonds	—	5,529,848	—	5,529,848
U.S. Corporate Bonds	—	226,667,050	—	226,667,050
Residential Mortgage-Backed Securities	—	18,331,462	—	18,331,462
Commercial Mortgage-Backed Securities	—	50,008,123	—	50,008,123
Asset-Backed Securities (including CDOs)	—	44,612,967	—	44,612,967
Foreign Bonds	—	217,404,526	—	217,404,526
Purchased Currency Options	—	180,716	—	180,716
Mutual Funds	34,779,365	—	—	34,779,365
Total	$34,779,365	$1,113,979,146	$526,126	$1,149,284,637
Other Financial Instruments
Futures Contracts – Assets	$3,643,713	$—	$—	$3,643,713
Futures Contracts – Liabilities	(2,053,731)	—	—	(2,053,731)
Forward Foreign Currency Exchange Contracts – Assets	—	9,908,295	—	9,908,295
Forward Foreign Currency Exchange Contracts – Liabilities	—	(10,512,662)	—	(10,512,662)
Swap Agreements – Assets	—	196,901	—	196,901
Swap Agreements – Liabilities	—	(50,403)	—	(50,403)
Written Options - Liabilities	—	(237,790)	—	(237,790)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Fixed Income Securities
Balance as of 11/30/21	$—
Transfers into level 3	526,126
Balance as of 2/28/22	$526,126
At February 28, 2022, the fund held one level 3 security.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$44,596,212	$208,530,012	$218,346,859	$47	$(47)	$34,779,365
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$8,501	$—

Supplemental Information (unaudited) – continued
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2022, are as follows:
United States	51.2%
China	9.2%
Italy	5.3%
Japan	5.1%
South Korea	4.0%
Australia	3.2%
Supranational	2.6%
Germany	(3.5)%
Canada	(4.3)%
Other Countries	27.2%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(5) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(6) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.